INTANGIBLE PROPERTY (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Amortization expense		$ 100	$ 200	$ 200
Accumulated amortization			$ 1,000
Common stock transferred shares in exchange for properties, Shares			1,000,000
Common stock transferred shares in exchange for properties, Amount			$ 1,000
Common stock transferred shares in exchange for properties, par value			$ 0.001
Impairment loss			$ 14,320
Dr. Ruggero M. Santilli [Member]
Common stock, shares issued			1,000,000